Franklin Templeton Group
                         777 Mariners Island Boulevard
                          San Mateo, California 94404


May 4, 1998

Filed Via EDGAR (CIK #0000872625)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  Franklin Strategic Series
          File Nos. 033-39088 and 811-6243

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 22, 1998.

Sincerely,

FRANKLIN STRATEGIC SERIES



By  /s/ Larry L. Greene
        Senior Corporate Counsel

LLG:vs